PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property and Equipment	Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual periods ranges:

Years
Computers and peripheral equipment	3 - 5
Internal use software	3
Office furniture and equipment	4 - 14
Leasehold improvements	Over the lease term or the estimated useful life of the improvements, whichever is shorter

	December 31,
	2025	2024
Cost:
Computers and peripheral equipment	$87,334	$67,260
Internal use software	380,074	301,632
Office furniture and equipment	3,487	3,663
Leasehold improvements	29,336	28,616
	500,231	401,171
Accumulated depreciation:
Computers and peripheral equipment	43,038	19,017
Internal use software	245,341	175,660
Office furniture and equipment	170	758
Leasehold improvements	22,287	20,444
	310,836	215,879
Depreciated cost	$189,395	$185,292